UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22356

Archer Series Trust

(Exact name of registrant as specified in charter)

9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Address of principal executive offices)  (Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Name and address of agent for service)

Copy to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Archer Balanced Fund
	Schedule of Investments
	November 30, 2018 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 64.06%

Accident & Health Insurance - 1.01%
7,000	Principal Financial Group, Inc. *	$ 345,240

Agriculture Chemicals - 1.12%
5,000	The Scotts Miracle-Gro Co. *	379,900

Air Courier Services - 2.02%
3,000	FedEx Corp.	687,000

Aircraft - 1.63%
1,600	Boeing Co.	554,816

Aircraft Engines & Engine Parts - 1.79%
5,000	United Technologies Corp.	609,200

Beverage - 1.08%
3,000	PepsiCo, Inc.	365,820

Cable & Other Pay Television Services - 3.98%
11,000	Comcast Corp. Class A	429,110
8,000	Walt Disney Co. *	923,920
		1,353,030
Commercial Banks, NEC - 1.87%
11,500	Toronto Dominion Bank (Canada)	635,950

Crude Petroleum & Natural Gas - 1.24%
7,000	Royal Dutch Shell Plc. Class A ADR	422,800

Electric Services - 2.03%
3,800	NextEra Energy, Inc.	690,498

Electronic Computers - 1.21%
2,300	Apple, Inc.	410,734

Food & Kindred Products - 1.23%
4,900	Nestle S.A. ADR *	417,578

Footwear - 1.99%
9,000	Nike, Inc. Class B	676,080

Life Insurance - 1.46%
5,300	Prudential Financial, Inc.	496,928

Motor Vehicle Parts & Accessories - 1.96%
4,500	Honeywell International, Inc.	660,375
450	Garrett Motion, Inc. *	5,175
		665,550
National Commercial Banks - 5.72%
9,000	Citigroup, Inc.	583,110
7,100	JP Morgan Chase & Co.	789,449
10,500	US Bancorp.	571,830
		1,944,389
Natural Gas Transmission - 1.05%
21,000	Kinder Morgan, Inc.	358,470

Optical Instruments & Lenses - 1.16%
4,000	KLA-Tencor Corp. *	394,240

Paper Mills - 1.18%
8,700	International Paper Co. *	401,853

Petroleum Refining - 1.98%
3,000	Chevron Corp.	356,820
4,880	Marathon Petroleum Corp. *	317,981
		674,801
Pharmaceutical Preparations - 7.40%
8,900	Bristol Myers Squibb Co.	475,794
4,000	Johnson & Johnson	587,600
9,000	Merck & Co., Inc.	714,060
16,000	Pfizer, Inc.	739,680
		2,517,134
Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.51%
3,000	DowDuPont, Inc.	173,550

Railroad, Line-Haul Operating - 0.99%
2,200	Union Pacific Corp.	338,316

Retail-Drug Stores - 2.62%
11,095	CVS Caremark Corp.	889,778

Retail-Lumbar & Other Building Material Dealers - 2.12%
4,000	The Home Depot, Inc.	721,280

Retail-Variety Stores - 1.58%
5,500	Wal-Mart Stores, Inc.	537,075

Semiconductors & Related Devices - 1.26%
1,800	Broadcom Ltd. (Singapore)	427,338

Services-Business Services - 4.48%
4,500	Accenture Plc, Class A (Ireland)	740,340
3,900	MasterCard, Inc. Class A	784,173
		1,524,513
Services-Computer Programming, Data Processing, Etc. - 3.28%
500	Alphabet, Inc. Class A *	554,825
4,000	Facebook, Inc. Class A *	562,440
		1,117,265
Services-Security & Protection - 0.05%
750	Resideo Technologies, Inc.	15,473

Ship & Boat Building & Repairing - 1.63%
3,000	General Dynamics Corp.	554,670

Telephone Communciations - 1.44%
15,700	AT&T, Inc.	490,468

TOTAL FOR COMMON STOCK (Cost $15,602,193) - 64.06%		21,791,737

CORPORATE BONDS (a) - 20.20%

Accident & Health Insurance - 0.36%
125,000	Unm Group, 4.00%, 03/15/2024	123,215

Agriculture Chemicals - 0.23%
75,000	CF Industries Holdings, Inc., 7.125%, 05/01/2020	77,906

Airlines - 0.44%
150,000	Southwest Airlines Co., 2.750%, 11/06/2019	149,192

Banks & Financial Institutions - 0.15%
50,000	Societe Generale, 3.49706%, 3M LIBOR + 1.150%, 4/22/2020 (France) **	50,235

Bottled & Canned Soft Drinks Carbonated Waters - 0.41%
150,000	Dr Pepper Snapple Group, Inc., 3.13%, 12/15/2023	140,350

Communications Equipment - 0.37%
125,000	Juniper Networks, Inc., 4.50%, 03/15/2024	126,278

Crude Petroleum & Natural Gas - 0.42%
150,000	Murphy Oil Corp., 4.000%, 06/01/2022	142,848

Dental Equipment & Supplies - 0.59%
200,000	DENTSPLY International, Inc., 4.125%, 08/15/2021	200,567

Electric Services - 0.44%
150,000	Exelon Generation Co., LLC, 4.00%, 10/10/2020	150,734

Finance Services - 0.29%
100,000	American Express Credit Corp., 2.60%, 9/14/2020	98,615

Healthcare Providers & Services - 0.28%
100,000	Catholic Health Initiatives, 2.95%, 11/01/2022	96,441

Malt Beverage - 0.95%
330,000	Anheuser-Busch Inbev Finance, Inc., 2.65%, 2/01/2021	323,317

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 0.38%
125,000	Cintas Corp. No. 2, 4.30%, 6/01/2021	127,928

Metal Mining - 0.29%
100,000	Freeport-McMoran, Inc., 3.10%, 03/15/2020	98,500

Miscellaneous Business Credit Institution - 0.13%
50,000	Ford Motor Credit Co. LLC., 3.81%, 01/09/2024	45,484

Miscellaneous Manufacturing Industries - 0.30%
100,000	Hillenbrand, Inc., 5.50%, 07/15/2020	102,664

Motor Vehicle Parts & Accessories - 0.30%
100,000	Lear Corp., 5.25%, 01/15/2025	102,356

National Commerical Banks - 2.91%
150,000	Banc of California, Inc., 5.25%, 4/15/2025	148,429
150,000	Bank of the Ozarks, Inc., 5.50%, 7/01/2026	153,030
150,000	Citigroup, Inc., 2.40%, 02/18/2020	148,269
450,000	Citigroup, Inc., 2.65%, 10/26/2020	442,204
100,000	Old National Bancorp., 4.125%, 8/15/2024	98,701
		990,633
Operative Builders - 0.57%
200,000	Lennar Corp., 4.875%, 12/15/2023	195,500

Pharmaceuticals - 0.85%
250,000	AbbVie, 2.90%, 11/06/2022	240,815
50,000	Mylan Inc., 4.20%, 11/29/2023	48,868
		289,683

Plastic Products, NEC - 0.55%
190,000	Newell Brands, Inc., 5.00%, 11/15/2023	188,323

Printed Circuit Boards - 0.15%
50,000	Jabil Circuit, 5.625%, 12/15/2020	51,380

Property & Casualty Insurance - 0.66%
200,000	Zurich Reinsurance Centre Holdings, Inc., 7.125%, 10/15/2023 (Switzerland)	223,508

Real Estate - 0.15%
50,000	Aurora Military Housing LLC., 5.35%, 12/15/2025	51,074

Retail - Auto & Home Supply Stores - 0.30%
100,000	Advanced Auto Parts, Inc., 5.75%, 05/01/2020	102,715

Retail - Drug Stores & Proprietary Stores - 0.51%
175,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/2021	172,397

Retail - Apparel & Accessory Stores - 0.33%
100,000	Foot Locker, Inc., 8.50%, 1/15/2022	111,750

Retail - Variety Stores - 0.59%
200,000	Wal-Mart Stores, Inc., 3.625%, 07/08/2020	201,675

Services-Business Services - 0.48%
170,000	EBay, Inc., 2.60%, 07/15/2022	162,550

Services-Computer Programming Services - 0.51%
175,000	VeriSign, Inc., 4.625%, 05/01/2023	175,000

Services-Financial Services - 0.91%
300,000	CNA 5.875%, 08/15/2020	310,198

Services-General Medical & Surgical Hospitals, NEC - 0.30%
100,000	HCA Holdings, Inc., 6.25%, 02/15/2021	103,250

Services-Personal Services - 0.68%
225,000	H&R Block, Inc., 5.50%, 11/01/22	231,639

Services-Prepackaged Software - 1.55%
300,000	CA, Inc., 5.375%, 12/01/2019	304,506
150,000	Symantec Corp., 4.20%, 09/15/2020	150,465
75,000	Symantec Corp., 3.95%, 06/15/2022	73,051
		528,022
Services-Video Tape Rental - 0.45%
150,000	Netflix, Inc., 5.375%, 02/01/2021	153,000

State Commercial Banks - 0.30%
100,000	Home Bancshares, 5.625%, 3M LIBOR + 3.207%, 04/15/2027	102,049

Transportation Services - 0.30%
100,000	Expedia, Inc., 5.95%, 08/15/2020	103,696

Wholesale-Drugs Proprietaries & Druggists' Sundries - 0.22%
75,000	Cardinal Health, Inc., 4.625%, 12/15/2020	76,409

Automotive Wholesaler - 0.56%
200,000	LKQ Corp., 4.75%, 05/15/2023	190,500

TOTAL FOR CORPORATE BONDS (Cost $6,993,972) - 20.20%		6,871,581

STRUCTURED NOTES (a) - 3.16%

Commercial Banks, NEC - 2.28%
100,000	Barclays Bank Plc., 0.66%, 5/14/2029 (United Kingdom) **	64,450
150,000	Barclays Bank Plc., 2.50%, 2/15/2023 (United Kingdom) **	145,296
100,000	Barclays Bank Plc., 0.00%, 9/25/2020 (United Kingdom) **	99,973
200,000	Barclays Bank Plc., 2.75%, 11/08/2019 (United Kingdom) **	197,956
125,000	Barclays Bank Plc., 2.25%, 09/13/2019 (United Kingdom) **	123,750
150,000	Barclays Bank Plc., 2.00%, 7/27/2022 (United Kingdom) **	145,360
		776,785
National Commerical Banks - 0.49%
93,000	Citigroup, Inc., 3.345%, 12/23/2019 **	93,353
100,000	JP Morgan Chase Bank, 0.000%, 01/23/2029 **	73,050
		166,403
Security Brokers, Dealers & Flotation Companies - 0.39%
125,000	Goldman Sachs, 0.3485%, 11/13/2028 **	81,687
50,000	Morgan Stanley, 3.00%, 11/09/2019 **	49,812
		131,499

TOTAL FOR STRUCTURED NOTES (Cost $1,171,547) - 3.16%		1,074,687

REAL ESTATE INVESTMENT TRUST - 1.51%
18,000	Duke Realty Corp.	512,280

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $278,506) - 1.51%		512,280

PREFERRED SECURITIES - 0.78%

National Commercial Banks - 0.34%
3,000	PNC Financial Services Group, Inc., 5.375%, 12/31/2049	70,350
2,000	Wells Fargo & Co. Series P, 5.25%, 12/31/2049	44,900
		115,250
Telephone Communications (No Radio Telephone) - 0.44%
2,000	QWest Corp., 6.125%, 06/01/2053	39,400
3,000	QWest Corp., 6.50%, 09/01/2056	62,280
2,000	US Cellular Corp., PFD 6.95%, 05/15/2060	48,440
		150,120

TOTAL FOR PREFERRED SECURITIES (Cost $299,190) - 0.78%		265,370

MUNICIPAL BOND (a) - 5.79%

Arizona - 0.13%
20,000	Arizona State University Build America Bond, 5.50%, 8/01/2025	20,863
25,000	Sedona, AZ Wastewater 0.00%, 07/01/2021	23,588
		44,451
California - 0.56%
25,000	California St. University Revenue Bond Series B, 2.785%, 11/01/2022	24,726
100,000	Kern Cnty, CA Pension Oblg., 5.25%, 08/15/2019	97,432
20,000	Porterville Unified School District, 7.25%, 7/01/2027	21,180
20,000	San Bernardino County Redevelopment Agency, 3.625%, 9/01/2024	20,148
25,000	University Enterprises Inc. CA, 5.25%, 10/01/2020	25,414
		188,900
Georgia - 0.45%
50,000	Atlanta Development Authority, 3.75%, 1/01/2021	49,912
99,000	Georgia Loc. Govt., 4.75%, 06/01/2028	103,305
		153,217
Illinois - 0.58%
100,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/2020	98,783
30,000	Illinois St., 5.877%, 3/1/2019	30,200
70,000	Saint Clair Cnty, IL School District No. 189 East St. Louis, 4.00%, 1/01/2021	69,943
		198,926
Indiana - 0.82%
135,000	Evansville-Vanderburgh Industry School Taxable Build American Bond 6.15%, 07/15/2027	138,900
70,000	Gary, IN Community School Bldg., 7.50%, 02/01/2029	73,254
25,000	Indiana State University, 5.26%, 4/01/2024	25,552
40,000	Richland Bean Blossom, IN Sch. Bldg. Corp., 5.750%, 01/15/2024	41,950
		279,656
Iowa - 0.42%
141,000	Tobacco Settlement Auth Iowa, 6.50%, 06/01/2023	142,942

Kentucky - 0.16%
55,000	Louisville/Jefferson County Metropolitan Government, 3.00%, 5/01/2023	53,764

Maryland - 0.26%
90,000	Maryland St. Econ Dev Corp Pkg Facs, Baltimore City Proj Series B, 3.95%, 06/01/2023	90,110

New Jersey - 0.59%
135,000	City of Wildwood, NJ, 4.00%, 11/1/2021	136,265
60,000	New Brunswick,NJ Parking Authority, 8.42%, 9/01/2040	65,259
		201,524

Ohio - 0.40%
20,000	City of Hamilton,OH Wastewater Systems Revenue, 6.11%, 10/01/2028	20,583
110,000	Youngstown State University, 6.549%, 12/15/2030	115,343
		135,926
Oklahoma - 0.11%
35,000	Bryan County, OK Indpt School District, 6.554%, 12/01/2029	36,417

Pennsylvania - 0.09%
30,000	Commonwealth of Pennsylvania, 4.80%, 5/1/2025	30,557

South Carolina - 0.24%
55,000	Moncks Corner, SC Regl Recreation Corp. Build America Bonds, 6.299%, 12/01/2030	57,765
25,000	Scago, SC Public Facs Corp. for Georgetown Cnty, 6.75%, 12/01/2029	25,488
		83,253
Texas - 0.12%
25,000	Katy Texas Schools, 5.999%, 02/15/2030	25,949
15,000	Lubbock TX Build America Bonds 6.032%, 02/15/2030	15,102
		41,051
Washington - 0.22%
70,000	Douglas County, WA School District No. 206 Eastmont Qualified, 4.0%, 12/01/2025	74,960

Wisconsin - 0.33%
110,000	Greendale, WI Taxable Community Development, Series A, 4.75%, 12/01/26	112,900
100,000	Wisconsin Health Edl Facs Auth Senior Living Rev Taxable, Proj Series A-2, 4.10%, 01/11/2024	99,955
		212,855

TOTAL FOR MUNICIPAL BOND (Cost 1,915,220) - 5.79%		1,968,509

EXCHANGE TRADED FUND - 2.04%

9,000	iShares US Preferred Stock ETF	316,620
16,000	PowerShares Variable Rate Preferred ETF	376,800
		693,420

TOTAL FOR EXCHANGE TRADED FUND (Cost $749,985) - 2.04%		693,420

SHORT TERM INVESTMENTS - 1.94%
660,921	Fidelity Money Market Portfolio Class Select 2.0%** (Cost $660,921)	660,921

TOTAL INVESTMENTS (Cost $27,943,760) *** -99.47%		$ 33,838,504

OTHER ASSETS LESS LIABILITIES - 0.53%		181,495

NET ASSETS - 100.00%		$ 34,019,999

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes
* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at November 30, 2018.

*** At November 30, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $27,943,760 amounted to $6,076,239, which consisted of aggregate gross unrealized appreciation of $6,913,717 and aggregate gross unrealized depreciation of $837,478.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At November 30, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $27,943,760 amounted to $6,076,239, which consisted of aggregate gross unrealized appreciation of $6,913,717 and aggregate gross unrealized depreciation of $837,478.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3.

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$21,791,737	$0	$0	$21,791,737
Real Estate Investment Trusts		$512,280	$0	$0	$512,280
Preferred Securities		$265,370	$0	$0	$265,370
Corporate Bonds		$0	$6,871,581	$0	$6,871,581
Municipal Bonds		$0	$1,968,509	$0	$1,968,509
Exchange Traded Note		$693,420	$0	$0	$693,420
Structured Notes		$0	$1,074,687	$0	$1,074,687
Cash Equivalents		$660,921	$0	$0	$660,921
Total		$23,923,728	$9,914,777	$0	$33,838,505

	Archer Income Fund
	Schedule of Investments
	November 30, 2018 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS - 60.37%

Accident & Health Insurance - 0.65%
75,000	Unum Group, 4.00%, 03/15/2024	73,929

Agriculture Chemicals - 0.46%
50,000	CF Industries Holdings, Inc., 7.125%, 05/01/2020	51,938

Banks & Financial Institutions - 1.31%
100,000	Banc of California, Inc., 5.25%, 4/15/25	98,953
50,000	Societe Generale, 2.8947%, 3M LIBOR + 1.150%, 4/22/2020 (France) **	50,235
		149,187
Bilogical Products (No Diagnostic Substances) - 1.96%
25,000	Amgen, Inc., 3.875%, 11/15/2021	25,189
200,000	Biogen, Inc., 2.90%, 9/15/2020	197,679
		222,868
Bottled & Canned Soft Drinks Carvonated Waters - 0.82%
100,000	Dr Pepper Snapple Group, Inc., 3.13%, 12/15/2023	93,567

Commerical Banks, Nec - 0.25%
50,000	Lloyds Bank PLC., 1.24%, 7/05/2033 (United Kingdom) **	28,100

Computer & Office Equipment - 0.90%
100,000	Hewlett-Packard, 4.375%, 09/15/2021	102,138

Computer Communications Equipment - 1.11%
50,000	Cisco Systems, Inc., 4.95%, 2/15/2019	50,201
75,000	Juniper Networks, Inc., 4.50%, 3/15/2024	75,767
		125,967
Computer Storage Devices - 0.40%
50,000	EMC Corp., 3.375%, 06/01/2023	45,195

Container & Packaging - 0.45%
50,000	Ball Corp., 5.00%, 03/15/2022	51,125

Crude Petroleum & Natural Gas - 0.84%
100,000	Murphy Oil Corp., 4.00%, 06/01/2022	95,232

Dental Equipment & Supplies - 0.88%
100,000	DENTSPLY International, Inc., 4.125%, 08/15/2021	100,284

Distribution/Wholesale - 0.86%
100,000	Ingram Micro, Inc., 5.00%, 08/10/2022	98,250

Electric & Other Services Combined - 0.80%
100,000	PPL Energy Supply LLC., 4.60%, 12/15/2021	91,250

Electric Services - 1.28%
50,000	Exelon Generation Co., LLC, 4.00%, 10/01/2020	50,245
100,000	Southern Co., 2.95%, 7/1/2023	95,674
		145,918
Fire, Marine & Casualty Insurance - 1.82%
200,000	CNA Financial Corp., 5.875%, 08/15/2020	206,799

Food & Kindred Products - 0.79%
80,000	Conagra Foods, Inc., 9.75%, 03/01/2021	89,596

General Building Contractors - Residential Buildings - 0.43%
50,000	Lennar Corp., 4.875%, 12/15/2023	48,875

Hazardous Waste Management - 0.44%
50,000	Clean Harbors, Inc., 5.125%, 06/01/2021	50,093

Healthcare Providers & Services - 1.29%
50,000	Catholic Health Initiatives, 2.95%, 11/01/2022	48,220
100,000	Laboratories Corp. of America Holdings, Inc., 3.20%, 2/1/22	98,397
		146,617
Hospital & Medical Services Plans - 0.22%
25,000	WellPoint, Inc., 3.70%, 8/15/21	24,949

Men's & Boys' Furnishings, Work Clothing, And Allied Garments - 0.68%
75,000	Cintas Corp., 4.30%, 06/01/2021	76,757

Metal Mining - 0.43%
50,000	Freeport-McMoran, Inc., 3.10%, 03/15/2020	49,250

Miscellaneous Business Credit Institution - 0.77%
100,000	Ford Motor Credit Co. LLC., 4.20%, 2/20/27 **	88,022

Miscellaneous Manufacturing Industries - 0.68%
75,000	Hillenbrand, Inc., 5.50%, 07/15/2020	76,998

Motor Vehicle Parts & Accessories - 1.35%
50,000	Lear Corp., 5.25%, 01/15/2025	51,178
100,000	Lear Corp. 5.375%, 03/15/2024	102,054
		153,232
Motor Vehicles & Passenger Car Bodies - 0.18%
20,000	General Motors Co., 3.50%, 07/10/2019	20,011

Multimedia - 0.45%
50,000	Time Warner Inc., 4.75%, 03/29/2021	51,186

National Commercial Banks - 3.10%
82,000	Bank of America Corp., 1.24%, 6/24/30 **	52,480
80,000	Bank of America Corp., 1.084%, 7/14/31 **	49,800
100,000	Bank of the Ozarks, Inc., 5.50%, 3M LIBOR + 3.935%, 7/01/26	102,020
50,000	Citigroup, Inc. 2.40%, 2/18/20	49,423
100,000	Old National Bancorp., 4.125%, 8/15/24	98,701
		352,424
Natural Gas Distribution - 0.44%
50,000	National Fuel Gas Co., 5.20%, 07/15/2025	50,476

Pharmaceutical Preparations - 0.42%
50,000	Abbvie,Inc., 2.90%. 11/06/2022	48,163

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 2.22%
250,000	E.I. du Pont de Nemours & Co., 5.75%, 3/15/19	251,996

Plastic Products, NEC - 1.74%
200,000	Newell Brands, Inc., 5.00%, 11/15/23	198,235

Printed Circuit Boards - 0.45%
50,000	Jabil Circuit, 5.625%, 12/15/2020	51,380

Property & Casualty Insurance - 1.47%
150,000	Zurich Reinsurance Centre Holdings, 7.125%, 10/15/2023 (Switzerland)	167,631

Real Estate - 0.45%
50,000	Aurora Military Housing LLC, 5.35%, 12/15/2025	51,075

Retail-Auto & Housing Supply Stores - 0.90%
100,000	Advanced Auto Parts, Inc., 5.75%, 05/01/20	102,715

Retail-Department Stores - .33%
35,000	Dillards, Inc., 7.75%, 7/15/26	37,223

Retail-Drug Stores & Proprietary Stores - 4.30%
200,000	CVS Health Corp., 3.50%, 7/20/22	197,238
120,000	Express Scripts Holding Co., 2.25%, 6/15/19	119,448
175,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	172,397
		489,083
Services - Shoe Stores - 1.47%
150,000	Foot Locker, Inc., 8.50%, 1/15/22	167,625

Security Broker Dealers - 1.35%
150,000	TD Ameritrade Holding Corp., 5.60%, 12/01/19	153,569

Services - Business Services - 1.55%
80,000	EBay, Inc., 2.60%, 07/15/2022	76,495
100,000	Total System Services, Inc., 3.80%, 4/1/21	99,939
		176,434
Services - Computer Programming Services - 1.06%
120,000	VeriSign, Inc., 4.625%, 05/01/2023	120,000

Services-General Medical & Surgical Hospitals, NEC - 0.91%
100,000	HCA Holdings, 6.25%, 02/15/2021	103,250

Services-Personal Services - 2.04%
225,000	H&R Block, Inc., 5.50%,11/01/22	231,639

Services-Prepackaged Software - 2.66%
200,000	CA, Inc., 5.375%, 12/01/2019	203,004
50,000	Symantec Corp., 3.95%, 06/15/2022	48,701
50,000	Symantec 4.20%, 09/15/2020	50,155
		301,860
Services-Video Tape Rental - 0.90%
100,000	Netflix, Inc., 5.375%, 02/01/2021	102,000

State Commercial Banks - 2.23%
155,000	Bank of Nova Scotia, 3.0%, 5/29/24 **	150,946
100,000	Home Bancshares, Inc., 5.625%, 3M LIBOR + 3.270%, 4/15/27	102,049
		252,994
Telephone Communications (No Radio Telephone) - 1.37%
50,000	Indiana Bell Tel Co. Inc., 7.30%, 08/15/2026	57,778
100,000	AT&T, Inc., 3.00%, 2/15/22	97,636
		155,414
Television Broadcasting Stations - 0.53%
54,000	CBS Broadcasting Inc., 7.125%, 11/01/2023	59,981

Tires & Inner Tubes - 0.93%
100,000	Goodyear Tire & Rubber Co., 8.75%, 8/15/20	106,250

Transportation Services - 0.91%
100,000	Expedia, Inc., 5.95%, 08/15/2020	103,696

Travel & Lodging - 0.89%
100,000	Wyndham Worldwide Corp., 5.625%, 3/01/21	101,173

Wholesale-Drug Proprietaries & Druggists' Sundries - 0.45%
50,000	Cardinal Health, Inc., 4.625%, 12/15/2020	50,939

Wholesale-Groceries & Related Products - 1.51%
152,000	Sysco Corp., 6.50%, 8/1/28	171,708

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 0.44%
50,000	Anixter, Inc., 5.625%, 05/01/2019	50,500

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 0.84%
100,000	LKQ Corp., 4.75%, 5/15/23	95,250

TOTAL FOR CORPORATE BONDS (Cost $7,230,315) - 60.37%		6,862,014

REAL ESTATE INVESTMENT TRUST - 0.45%
2,000	Digital Realty Trust, PFD 7.375% Series H	50,980

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $50,000) - 0.45%		50,980

EXCHANGE TRADED FUNDS - 1.14%
1,000	iShares US Preferred Stock ETF	35,180
4,000	PowerShares Variable Rate Preferred ETF	94,200

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $140,179) - 1.14%		129,380

MUNICIPAL BONDS - 27.37%
Arizona - 0.24%
25,000	Maricopa County School District No. 66 Roosevelt Elementary 6.243%, 7/01/2026	27,563

California - 2.90%
165,000	California State, 6.20%, 3/01/19	166,361
50,000	Sacramento, CA Pension Oblg. Series A, 6.42%, 8/1/23	55,704
95,000	Sacramento Cnty., CA Pension Oblg., 6.625%, 8/1/24	107,622
		329,686
Colorado - 0.14%
15,000	Vail, CO, Reinvestment Authority Increment Rev Taxable BAB Series B, 6.069%, 06/01/2025	15,516

Connecticut - 0.46%
50,000	City of Bridgeport, CT, 6.571%, 8/15/28	52,805

Florida - 1.49%
25,000	FL State Department Management Services BAB Series C, 6.111%, 8/01/23	25,528
35,000	Florida Atlantic University Finance Corp., 7.439% 7/1/30	37,367
50,000	Fort Lauderdale, FL, Spl Oblg Txbl-Pension Funding, 3.024%, 1/1/20	50,033
25,000	Orlando, FL, Community Redevelopment Agency, 7.50%, 9/1/29	25,769
30,000	Osceola County, FL 6.02%, 10/01/26	31,094
		169,791

Georgia - 0.85%
45,000	Atlanta Development Authority, 3.75%, 1/01/21	44,920
50,000	Georgia Local Government 4.750%, 06/01/2028	52,174
		97,094
Illinois - 3.13%
50,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/20	49,392
40,000	Eastern IL University Build America Bond, 5.45%, 4/01/19	39,840
45,000	Eastern IL University Build America Bond, 5.90%, 4/01/23	42,885
15,000	Rosemont, IL Ref Bds Series A, 5.375%, 12/1/25	16,071
30,000	Saint Clair Cnty, IL School District, 4.00%, 1/01/21	29,976
75,000	State of Illinois, 4.95%, 6/1/23	75,881
70,000	State of Illinois, 5.877%, 3/1/19	70,467
30,000	State of Illinois, 6.20%, 7/01/21	31,058
		355,570
Indiana - 7.20%
140,000	Beech Grove, IN Sch Bldg Corp., 2.85%, 7/5/25	133,391
25,000	Brier Creek, IN School Bldg. Corp., 6.08%, 7/15/24	25,476
35,000	Evansville, IN Redevelopment Authority, 6.15%, 2/01/24	36,622
80,000	Evansville, IN Redevelopment BAB, 6.86%, 2/01/29	84,617
165,000	Evansville-Vanderburgh, IN School Bldg Corp. Series B, 5.90%, 7/15/26	169,340
100,000	Evansville-Vanderburgh, IN School Bldg Corp. Series B, 6.15%, 7/15/27	102,889
10,000	Indiana St Univ Revs BAB, 5.26%, 4/1/24	10,221
25,000	Indianapolis, IN Local Public Impt, 2.00%, 4/1/20	24,341
65,000	Kankakee VY, IN, Middle Sch Bldg Corp., BAB, 6.39%, 7/15/29	67,359
50,000	Lake Station, IN, Multi Sch Bldg Corp., Series B, 4.00%, 7/15/22	50,169
50,000	Merrillville, IN, Multi Sch Bldg Corp., Series B, 3.86%, 7/15/23	50,906
40,000	Mt. Vernon of Hancock County Multi-School Bldg. Corp., 5.28%, 7/15/29	42,223
20,000	Portage, IN, Industry Redevelopment District Tax, 7.25%, 7/15/24	21,209
		818,760
Iowa - 0.84%
35,000	State of Iowa, 6.75%, 6/1/34	35,568
59,000	Iowa Tobacco Settlement Authority, 6.500%, 06/01/2023	59,812
		95,381
Kentucky - 0.18%
20,000	Kentucky Mun Pwr Agy, 5.91%, 9/25	20,831

Louisiana - 0.04%
5,000	Louisiana State Local Gov't Envt, 5.75%, 09/01/2019	5,052

Michigan - 0.71%
45,000	Blackman Twp., MI, Build America Bond, 4.70%, 5/19/2019	45,176
35,000	Van Buren MI Public Schools Build America Bonds, 6.43%, 5/1/29	35,530
		80,706
Maryland - 0.67%
40,000	Prince Georges County, MD, 6.169%, 10/15/2029	41,129
35,000	Worcester County, MD 2.50%, 12/01/18	35,000
		76,129
Minnesota - 0.13%
15,000	Mountain Iron-Buhl, MN Indep Sch Dist, Series A, 6.30%, 02/01/2019	15,086

Mississippi - 0.13%
15,000	Jackson, MS Mun Arpt Auth. Series C, 4.900%, 10/01/2021	15,269

Missouri - 0.86%
20,000	Kansas City, MO Taxable Gen Obl Series B, 5.05%, 2/01/23	20,419
25,000	Missouri State Health & Educational Fac., 5.800%, 10/01/2023	25,742
50,000	County of St.Louis,MO, 5.45%, 12/1/31	51,762
		97,923
Nevada - 0.45%
50,000	County of Clark NV, 6.36%, 11/1/2024	51,495

New Jersey - 2.35%
100,000	Atlantic City Board of Education, 4.093%, 7/15/20	96,364
65,000	Hudson County NJ 6.890%, 03/01/2026	69,626
100,000	City of Wildwood, NJ, 4.00%, 11/1/21	100,937
		266,927
New York - 1.35%
50,000	Erie County, NY Tobacco Asset Corp., 6.000%, 06/01/2028	48,767
75,000	Nassau County, NY Series F, 6.800%, 10/01/2027	79,354
25,000	New York, NY, BAB, 6.435%, 12/1/35	25,693
		153,813
Ohio - 0.82%
30,000	Cleveland, OH Income Tax Revenue Build America Bonds, 6.06%, 10/01/26	32,141
60,000	Montgomery, OH Special Obligation Revenue Bond, 4.00%, 10/01/27	60,581
		92,722
Oklahoma - 0.24%
25,000	Garfield County, OK, 6.00%, 9/1/24	26,797

Oregon - 0.25%
25,000	Oregon State Sch Brds Assn Pension, Series B, 5.45%, 6/30/24	27,856

Texas - 1.21%
25,000	City of Irving, TX, 5.657%, 8/15/23	25,584
50,000	North Texas Tollway Authority, 8.41%, 2/1/30	62,026
40,000	Reeves Cnty., TX, 6.375%, 12/21/21	29,310
25,000	Reeves Cnty., TX, 6.75%, 12/01/19	21,000
		137,920
Virginia - 0.13%
15,000	Virginia Commonwealth Build American Bonds, 5.75%, 5/15/28	15,203

Wisconsin - 0.57%
65,000	Public Finance Authority, WI, 5.750%, 06/01/2023	64,445

TOTAL FOR MUNICIPAL BOND (Cost $3,299,244) - 27.37%		3,110,340

PREFERRED SECURITIES - 1.28%
Electric Services - 0.43%
50,000	Edison International, PFD 6.25%, 3M LIBOR + 4.199%, 8/01/49 Series E	48,375

Telephone Communications (No Radio Telephone) - 0.85%
4,000	US Cellular Corp., PFD 6.950%, 5/15/2060	96,880

TOTAL FOR PREFERRED SECURITIES (Cost $151,215) - 1.28%		145,255

STRUCTURED NOTES - 8.13%
Commercial Banks, NEC - 4.85%
100,000	Barclays Bank Plc., 2.00%, 7/27/2022 (United Kingdom) **	96,907
50,000	Barclays Bank Plc., 11.00%, 5/14/2029 (United Kingdom)**	32,225
100,000	Barclays Bank Plc., 3.22247%, 9/25/2020 Float (United Kingdom)**	99,973
200,000	Barclays Bank Plc., 2.75%, 11/8/2019 (United Kingdom)**	197,956
125,000	Barclays Bank Plc., 2.25%, 9/13/2019 (United Kingdom)**	123,750
		550,810
Security Brokers, Dealers & Flotation Companies - 3.28%
75,000	Goldman Sachs Group, Inc. 1.424%, 09/05/28 **	50,100
100,000	Goldman Sachs Group, Inc., 1.6182%, 12/13/2028 **	68,228
120,000	Goldman Sachs Group, Inc., 1.3855%, 11/13/2028 **	78,420
50,000	JPMorgan Chase & Co., 0.332%, 1/23/29	36,525
50,000	Morgan Stanley, 3.00%, 11/09/2019 **	49,813
25,000	Morgan Stanley, 2.245%, 1/30/2035 **	14,188
113,000	Morgan Stanley, 4.49%, 6/30/2030 **	75,428
		372,701

TOTAL FOR STRUCTURED NOTES (Cost $1,072,460) - 8.13%		923,511

TOTAL INVESTMENTS (Cost $11,657,046) *** 98.73%		11,221,479

OTHER ASSETS LESS LIABILITIES - 1.27%		144,624

NET ASSETS - 100.00%		11,366,104

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes
** Variable rate security; the coupon rate shown represents the yield at November 30, 2018.
ADR - American Depository Receipt

*** At November 30, 2018, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $11,657,046 amounted to $435,566 which consisted of aggregate gross unrealized appreciation of $23,310 and aggregate gross unrealized depreciation of $458,876.

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At November 30, 2018, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $11,657,046 amounted to $435,566 which consisted of aggregate gross unrealized appreciation of $23,310 and aggregate gross unrealized depreciation of $458,876.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Exchange Traded Funds		$129,380	$0	$0	$129,380
Real Estate Investment Trusts		$50,980	$0	$0	$50,980
Corporate Bonds		$0	6,862,014	$0	$6,862,014
Municipal Bonds		$0	3,110,340	$0	$3,110,340
Preferred Securities		$145,255	$0	$0	$145,255
Structured Notes		$0	923,511	$0	$923,511
Cash Equivalents		$0	$0	$0	$0
Total		$ 325,615	$10,895,864	$0	$11,221,479

	Archer Stock Fund
	Schedule of Investments
	November 30, 2018 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 97.18%

Accident & Health Insurance - 1.90%
6,800	Aflac, Inc.	311,032

Air Courier Services - 1.96%
1,400	FedEx Corp.	320,600

Air Transportation - 1.67%
5,000	Southwest Airlines Co. *	273,050

Aircraft Part & Auxiliary Equipment, Nec - 2.05%
4,100	Spirit Aerosystems Holdings, Inc. Class A	335,708

Beverages - 1.56%
1,300	Constellation Brands, Inc.	254,488

Business Services - 2.51%
2,900	Visa, Inc. Class A *	410,959

Carpets and Rugs - 1.02%
1,300	Mohawk Industries, Inc. *	166,478

Computer & Office Equipment - 2.17%
7,400	Cisco Systems, Inc.	354,238

Construction Special Trade Contractors - 2.31%
8,700	Argan, Inc.	378,189

Crude Petroleum & Natural Gas - 1.69%
2,500	Diamondback Energy, Inc.	275,950

Cutlery, Handtools & General Hardware - 2.03%
2,000	Snap-on Inc. *	332,480

Electronic Components & Accessories - 1.40%
10,500	Control4 Corp. *	228,585

Electronic Computers - 1.97%
1,800	Apple, Inc.	321,444

Food & Kindred Products - 1.76%
6,400	Mondelez International, Inc.	287,872

Hospital & Medical Service Plans - 2.52%
2,900	Centene Corp. *	412,525

Industrial Instruments for Measurement, Display & Control - 1.63%
3,400	MKS Instruments, Inc.	266,764

Industrial Organic Chemicals - 1.55%
3,500	Westlake Chemical Co. *	253,715

Laboratory Analytical Instruments - 1.10%
1,300	Coherent, Inc. *	179,608

Measuring & Controlling Devices - 2.75%
1,800	Thermo Fisher Scientific, Inc.	449,190

Motor Homes - 1.08%
2,600	Thor Industries, Inc.	176,306

Motor Vehicle Parts & Accessories - 1.67%
2,000	Lear Corp. *	272,500

Motors & Generators - 1.92%
5,500	Generac Holdings, Inc. *	313,060

National Commercial Banks - 5.86%
5,600	BB&T Corp. *	286,160
3,100	JP Morgan Chase & Co.	344,689
6,700	Zions Bancorp.	326,022
		956,871
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.28%
2,300	Edwards Lifesciences Corp. *	372,623

Petroleum Refining - 1.86%
3,800	Valero Energy Corp. *	303,620

Pharmaceutical Preparations - 3.93%
2,100	Jazz Pharmaceuticals Plc (Ireland) *	324,300
10,000	Roche Holding Ltd. ADR *	317,520
		641,820
Poultry Slaughtering & Processing - 1.54%
12,700	Pilgrim's Pride Corp. *	251,968

Property & Casualty Insurance - 2.27%
1,700	Berkshire Hathaway, Inc. Class B *	371,008

Retail-Building Materials, Hardware, Garden Supply - 2.50%
4,300	Tractor Supply Co.	409,059

Retail-Drug Stores & Proprietary Stores - 1.47%
10,000	PetMed Express, Inc. *	240,900

Retail-Lumber & Other Building Material Dealers - 2.02%
3,500	Lowe's Companies, Inc.	330,295

Retail-Retail Stores, Nec - 3.10%
1,700	Ulta Beauty, Inc. *	506,243

Retail-Variety Stores - 2.38%
3,500	Dollar General Corp.	388,465

Search, Detection, Navagation, Guidance - 1.82%
1,700	Raytheon Co.	298,078

Semiconductors, Integrated Circuits & Related Services - 1.64%
3,700	Skyworks Solutions, Inc.	269,249

Semiconductors & Related Devices - 1.50%
1,500	NVIDIA Corp.	245,145

Services-Computer Programming, Data Processing, Etc. - 3.59%
300	Alphabet, Inc. Class A *	332,895
1,800	Facebook, Inc. Class A *	253,098
		585,993
Services-Equipment Rental & Leasing, Nec - 1.29%
1,800	United Rentals, Inc. *	210,834

Services-Health Services - 2.66%
3,000	ICON Plc. (Ireland) *	434,160

Services-Medical Laboratories - 1.78%
2,000	Laboratory Corp. of America Holdings *	291,280

Services-Prepackaged Software - 2.78%
4,100	Microsoft Corp.	454,649

Shipping - 1.71%
2,500	Check Point Software Technologies, Ltd. (Israel) *	279,525

State Commercial Banks, - 3.29%
4,600	East West Bancorp, Inc.	246,974
8,000	Citizens Financial Group, Inc.	290,880
		537,854
Telephone & Telegraph Apparatus - 1.80%
5,300	Netgear, Inc. *	293,620

Water Transportation - 1.62%
4,400	Carnival Corp. *	265,276

Wholesale-Drugs Proprietaries & Druggists' Sundries - 2.25%
6,700	Cardinal Health, Inc.	367,361

TOTAL COMMON STOCK (Cost $12,263,270) - 97.18%		15,880,637

MONEY MARKET FUND - 2.76%
451,570	Fidelity Money Market Portfolio Class Select 2.8%**	451,570

TOTAL MONEY MARKET FUND (COST $451,570)		451570

TOTAL INVESTMENTS (Cost $12,714,841) - 99.94%		16,332,207

OTHER ASSETS LESS LIABILITIES (0.06%)		9,806

NET ASSETS - 100.00%		16,342,014

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at November 30, 2018.

*** At November 30, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,714,841 amounted to $3,617,367, which consisted of aggregate gross unrealized appreciation of $4,145,934 and aggregate gross unrealized depreciation of $528,567.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Stock Fund
1. SECURITY TRANSACTIONS

At November 30, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,714,841 amounted to $3,617,367, which consisted of aggregate gross unrealized appreciation of $4,145,934 and aggregate gross unrealized depreciation of $528,567.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value  (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Total
Common Stock		$15,880,637	0.000%	$15,880,637
Cash Equivalents		$451,570	0.000%	$451,570
Total		$16,332,207	0.000%	$16,332,207

	Archer Dividend Growth Fund
	Schedule of Investments
	November 30, 2018 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 87.71%

Accident & Health Insurance - 1.77%
8,000	Unum Group	287,280

Canned, Fruits, Veg & Preserves, Jams & Jellies - 1.29%
2,000	The J.M. Smucker Co. *	209,020

Commercial Banks, Nec - 1.51%
2,925	Canadian Imperial Bank of Commerce (Canada)	245,349

Computer & Office Equipment - 2.53%
8,600	Cisco Systems, Inc.	411,682

Computer Hardware & Storage - 1.59%
6,000	Seagate Technology Plc. (Ireland)	258,540

Converted Paper & Paperboard Prods (No Containers/Boxes) - 2.06%
2,900	Kimberly Clark Corp.	334,573

Crude Petroleum & Natural Gas - 3.54%
4,000	Occidental Petroleum Corp. *	281,080
5,300	Total S.A. (France)	294,733
		575,813
Electric & Other Services Combined - 3.91%
3,500	Duke Energy Corp.	309,995
7,000	Exelon Corp.	324,730
		634,725
Electric Services - 7.37%
8,900	CenterPoint Energy, Inc.	249,289
3,900	Entergy Corp.	339,534
15,000	Clearway Energy, Inc.	273,900
4,500	Dominion Energy, Inc.	335,250
		1,197,973
Finances Services - 1.72%
23,000	Hercules Capital, Inc.	279,680

Food & Kindred Products - 1.68%
6,000	B&G Foods, Inc.	272,970

Guided Missiles & Space Vehicles & Parts - 1.85%
1,000	Lockheed Martin Corp.	300,430

Investment Advice - 1.36%
5,500	Lazard Ltd. Class A (Bermuda)	220,660

Insurance Agents Brokers & Services - 2.37%
5,000	Arthur J Gallagher & Co.	385,350

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 1.33%
4,300	Compass Minerals International, Inc.	215,430

Misc Industrial & Commercial Machinery & Equipment - 1.42%
3,000	Eaton Corp.	230,820

Motor Vehicles & Passengers Car Bodies - 1.98%
8,500	General Motors Co. *	322,575

National Commercial Banks - 8.19%
2,850	Cullen Frost Bankers, Inc.	285,912
6,200	PacWest Bancorp	249,488
4,500	SunTrust Banks, Inc.	282,105
16,000	UBS Group AG (Switzerland) *	216,480
8,500	Peoples Bancorp, Inc.	296,650
		1,330,635

Oil, Gas Field Services, Nbc - .83%
3,000	Schlumberger Ltd. *	135,300

Petroleum Refining - 3.57%
2,600	Chevron Corp.	309,244
3,400	Valero Energy Corp.	271,660
		580,904
Pharmaceutical Preparations - 8.81%
3,800	AbbVie, Inc.	358,226
6,500	GlaxoSmithKline Plc. ADR *	272,155
5,100	Merck & Co., Inc. *	404,634
8,600	Pfizer, Inc.	397,578
		1,432,593
Plastics Products, NEC - 1.80%
12,500	Newell Brands, Inc.	292,500

Plastics, Materials, Synth Resins & Nonvulcan - 1.55%
4,350	DowDuPont, Inc.	251,647

Radio & TV Broadcasting & Communications Equipment - 1.85%
55,000	Nokia Corp. (Finland) *	300,850

Retail-Eating Places - 2.22%
2,000	Cracker Barrel Old Country Store, Inc.	361,620

Retail-Retail Stores, Nec - 1.61%
3,900	Kohl's Corp.	261,963

Search, Detection, Navigation, Guidance - 2.46%
6,000	Garmin Ltd. (Switzerland)	399,960

Semiconductors & Related Devices - 2.12%
7,000	Intel Corp.	345,170

Services - Equipment Rental & Leasing, NEC - 1.57%
7,500	Triton International Ltd. (Bermuda)	255,600

Services - Personal Services - 1.66%
10,000	H&R Block, Inc.	270,100

Soap, Detergent & Cleaning Preparations - 2.21%
3,800	The Procter & Gamble Co.	359,138

Telephone Communications - 6.29%
11,000	AT&T, Inc.	343,640
7,400	BCE, Inc.	317,312
6,000	Verizon Communications, Inc.	361,800
		1,022,752
Trucking & Courier Services - 1.67%
2,350	United Parcel Service, Inc. (Class B)	270,932

TOTAL COMMON STOCK (Cost $13,021,703) - 87.71%		14,254,534

REAL ESTATE INVESTMENT TRUSTS - 10.72%
3,600	CorEnergy Infrastructure Trust, Inc.	130,500
2,000	Crown Castle International Corp.	229,800
2,800	Digital Realty Trust, Inc.	322,112
13,450	Host Hotels & Resorts, Inc.	255,550
13,200	Tanger Factory Outlet Centers, Inc,	312,180
4,200	W.P. Carey, Inc.	284,550
7,850	Weyerhaeuser Co.	207,318
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,726,026) -10.72%		1,742,010

MONEY MARKET FUND - 1.28%
207,601	Fidelity Money Market Portfolio Class Select 1.3% **	207,601
TOTAL MONEY MARKET FUND (COST $207,601) - 1.28%		207,601

TOTAL INVESTMENTS (Cost $14,955,330) - 99.70%		16,204,145

OTHER ASSETS LESS LIABILITIES - 0.30%		48,550

NET ASSETS - 100.00%		16,252,695

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at November 30, 2018.

*** At November 30, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,955,330 amounted to $1,248,816, which consisted of aggregate gross unrealized appreciation of $1,777,353, and aggregate gross unrealized depreciation of $528,538.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Stock Fund
1. SECURITY TRANSACTIONS

At November 30, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,955,330 amounted to $1,248,816, which consisted of aggregate gross unrealized appreciation of $1,777,353, and aggregate gross unrealized depreciation of $528,538.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value  (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$14,254,534	$0	$0	$14,254,534
Cash Equivalents		$207,601	$0	$0	$207,601
Real Estate Investment Trusts		$0	$1,742,010	$0	$1,742,010
Total		$14,462,135	$1,742,010	$0	$16,204,145

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Series Trust

By /s/ Troy C. Patton

* Troy C. Patton

President and Chief Executive Officer

Date January 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Troy C. Patton

* Troy C. Patton

President and Chief Executive Officer

Date January 28, 2018

By /s/Umberto Anastasi

*Umberto Anastasi

Treasurer and Chief Financial Officer

Date January 28, 2018

* Print the name and title of each signing officer under his or her signature.